EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about defined benefit liability (asset) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Assets And Liabilities [Abstract]
Defined benefit obligation	$ 588	$ 390	$ 261
Fair value of plan assets	(217)	(128)	$ (85)
Net defined benefit liability	$ 371	$ 262